SCHEDULE OF SALES BY PRODUCT SEGMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,965,441	$ 2,632,442	$ 901,162
Devices [member]
IfrsStatementLineItems [Line Items]
Revenue	1,367,778	1,663,939	817,778
Consumables [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 597,663	$ 968,503	$ 83,384